Changes in shareholders' equity (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 CNY (¥) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 CNY (¥) shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 1,187,406		¥ 564,615
Profit (loss) for the period	519,294	$ 71,175	178,685
Other comprehensive income	26,006	3,564	9,404
Total comprehensive income	545,300	$ 74,739	188,089
Acquisition of non-controlling interest			(350)
Exercise of stock option	¥ 53,160
Exercise of stock option (in shares) | shares	19,427,760	19,427,760
Share-based compensation	¥ 161,502
Distribution to shareholders (note 14(b))	(150,579)
Balances at the end	1,795,761	$ 246,130	752,354
Cumulative effect of the adoption
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ (1,028)
Class A ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning (in shares) | shares	319,677,037	319,677,037
Balances at the end (in shares) | shares	340,161,306	340,161,306
Class B ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning (in shares) | shares	73,680,917	73,680,917
Balances at the end (in shares) | shares	73,680,917	73,680,917
Total equity attributable to shareholders of the Company
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 1,197,305		579,426
Profit (loss) for the period	517,083		180,377
Other comprehensive income	26,006		9,404
Total comprehensive income	543,089		189,781
Acquisition of non-controlling interest			(7,278)
Exercise of stock option	53,160
Share-based compensation	161,502
Distribution to shareholders (note 14(b))	(150,579)
Balances at the end	1,803,449		761,929
Total equity attributable to shareholders of the Company | Cumulative effect of the adoption
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	(1,028)
Ordinary shares | Class A ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 229		¥ 218
Balances at the beginning (in shares) | shares	319,677,037	319,677,037	303,289,537
Exercise of stock option	¥ 15
Exercise of stock option (in shares) | shares	19,427,760	19,427,760
Balances at the end	¥ 244		¥ 218
Balances at the end (in shares) | shares	339,104,797	339,104,797	303,289,537
Ordinary shares | Class B ordinary shares
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 56		¥ 56
Balances at the beginning (in shares) | shares	73,680,917	73,680,917	73,680,917
Balances at the end	¥ 56		¥ 56
Balances at the end (in shares) | shares	73,680,917	73,680,917	73,680,917
Additional paid-in capital
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	¥ 1,286,189		¥ 764,502
Acquisition of non-controlling interest			(7,278)
Exercise of stock option	53,145
Share-based compensation	161,502
Balances at the end	1,500,836		757,224
Retained earnings (Accumulated deficit)
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	(78,304)		(176,403)
Profit (loss) for the period	517,083		180,377
Total comprehensive income	517,083		180,377
Distribution to shareholders (note 14(b))	(150,579)
Balances at the end	287,172		3,974
Retained earnings (Accumulated deficit) | Cumulative effect of the adoption
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	(1,028)
Accumulated other comprehensive income (loss)
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	(10,865)		(8,947)
Other comprehensive income	26,006		9,404
Total comprehensive income	26,006		9,404
Balances at the end	15,141		457
Non-controlling interests
CHANGES IN (DEFICIT) EQUITY
Balances at the beginning	(9,899)		(14,811)
Profit (loss) for the period	2,211		(1,692)
Total comprehensive income	2,211		(1,692)
Acquisition of non-controlling interest			6,928
Balances at the end	¥ (7,688)		¥ (9,575)